Loans and other financial assets at amortized cost - Details of due from banks (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [Line Items]
Total	₩ 2,630,604	₩ 1,950,573
Due from banks in local currency
Cash and cash equivalents [Line Items]
Total	512,050	243,879
Due from banks in local currency | Allowance for credit losses
Cash and cash equivalents [Line Items]
Total	(4)	(59)
Due from banks in local currency | Due from the depository banks | Gross carrying amount
Cash and cash equivalents [Line Items]
Total	200,366	108,344
Due from banks in local currency | Due from non-depository institutions | Gross carrying amount
Cash and cash equivalents [Line Items]
Total	152	136
Due from banks in local currency | Due from the Korea Exchange | Gross carrying amount
Cash and cash equivalents [Line Items]
Total	239,222	68
Due from banks in local currency | Others | Gross carrying amount
Cash and cash equivalents [Line Items]
Total	72,314	135,390
Due from banks in foreign currencies
Cash and cash equivalents [Line Items]
Total	2,118,554	1,706,694
Due from banks in foreign currencies | Allowance for credit losses
Cash and cash equivalents [Line Items]
Total	(6,323)	(15,787)
Due from banks in foreign currencies | Due from banks on demand | Gross carrying amount
Cash and cash equivalents [Line Items]
Total	177,886	221,292
Due from banks in foreign currencies | Due from banks on time | Gross carrying amount
Cash and cash equivalents [Line Items]
Total	193,654	366,117
Due from banks in foreign currencies | Others | Gross carrying amount
Cash and cash equivalents [Line Items]
Total	₩ 1,753,337	₩ 1,135,072